UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549
                                    --------

                                    FORM N-Q
                                    --------

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                          MANAGEMENT INVESTMENT COMPANY

                  INVESTMENT COMPANY ACT FILE NUMBER 811-08627

                               OPTIQUE FUNDS, INC.
               (Exact name of registrant as specified in charter)
                                    --------


                         22 East Erie Street, Suite 500
                               Milwaukee, WI 53202
               (Address of principal executive offices) (Zip code)

                                 Colette Wallner
                           Optique Capital Management
                         22 East Erie Street, Suite 500
                               Milwaukee, WI 53202
                     (Name and address of agent for service)

       REGISTRANT'S TELEPHONE NUMBER, INCLUDING AREA CODE: 1-800-276-8272

                    DATE OF FISCAL YEAR END: OCTOBER 31, 2008

                     DATE OF REPORTING PERIOD: JULY 31, 2008

ITEM 1.   SCHEDULE OF INVESTMENTS


SCHEDULE OF INVESTMENTS JULY 31, 2008 (UNAUDITED)

LARGE CAP VALUE FUND

  NUMBER
 OF SHARES                                                              VALUE
----------                                                           -----------
             COMMON STOCK - 97.31%
             AEROSPACE & DEFENSE - 4.13%
    14,615   General Dynamics Corp.                                  $ 1,302,781
    13,305   Lockheed Martin Corp.                                     1,388,111
                                                                     -----------
                                                                       2,690,892
                                                                     -----------
             BANKS - 6.88%
    46,910   Bank of America Corp.                                     1,543,339
    31,030   BB&T Corp.                                                  869,461
    96,505   Huntington Bancshares, Inc.                                 677,465
    45,615   Marshall & Ilsley Corp.                                     693,348
    17,155   SunTrust Banks, Inc.                                        704,384
                                                                     -----------
                                                                       4,487,997
                                                                     -----------
             BASIC - CHEMICAL - 1.97%
    38,490   Dow Chemical Co.                                          1,282,102
                                                                     -----------
             BASIC - PAPER - 2.32%
    54,580   International Paper Co.                                   1,512,958
                                                                     -----------
             CONSUMER STAPLES - 5.74%
    63,595   Constellation Brands, Inc., Class A *                     1,368,564
    42,445   SUPERVALU, Inc.                                           1,087,441
    46,893   Unilever PLC ADR                                          1,284,399
                                                                     -----------
                                                                       3,740,404
                                                                     -----------
             DIVERSIFIED MANUFACTURING - 7.57%
    19,580   3M Co.                                                    1,378,236
    16,320   Eaton Corp.                                               1,159,373
    84,855   General Electric Co.                                      2,400,548
                                                                     -----------
                                                                       4,938,157
                                                                     -----------
             ENERGY - 14.38%
    21,930   Anadarko Petroleum Corp.                                  1,269,966
    27,765   Chevron Corp.                                             2,347,808
    19,040   ConocoPhillips                                            1,554,045
    32,490   Exxon Mobil Corp.                                         2,613,171
    32,260   Marathon Oil Corp.                                        1,595,902
                                                                     -----------
                                                                       9,380,892
                                                                     -----------
             ENTERTAINMENT - 1.98%
    90,205   Time Warner, Inc.                                         1,291,736
                                                                     -----------
             FINANCIAL - 7.27%
    62,230   Citigroup, Inc.                                           1,163,079
    13,880   Franklin Resources, Inc                                   1,396,467
    37,050   JPMorgan Chase & Co.                                      1,505,341
     9,475   State Street Corp.                                          678,789
                                                                     -----------
                                                                       4,743,676
                                                                     -----------
             HEALTH CARE - 7.26%
    32,130   Barr Pharmaceuticals, Inc. *                              2,119,938
    74,205   Pfizer, Inc.                                              1,385,407
    30,400   Wyeth                                                     1,231,808
                                                                     -----------
                                                                       4,737,153
                                                                     -----------
             INSURANCE - 5.82%
    48,905   American International Group, Inc                         1,273,975
    68,795   Genworth Financial, Inc., Class A                         1,098,656
    32,280   Travelers, Inc.                                           1,424,194
                                                                     -----------
                                                                       3,796,825
                                                                     -----------
             MEDICAL PRODUCTS & SERVICES - 6.40%
    28,045   GlaxoSmithKline PLC ADR                                   1,305,775
    26,150   Quest Diagnostics, Inc.                                   1,390,134

  NUMBER
 OF SHARES                                                              VALUE
----------                                                           -----------
             MEDICAL PRODUCTS & SERVICES (CONTINUED)
    28,230   WellPoint, Inc *                                        $ 1,480,664
                                                                     -----------
                                                                       4,176,573
                                                                     -----------
             MULTILINE RETAIL - 2.04%
    31,665   Kohl's Corp. *                                            1,327,080
                                                                     -----------
             PRINTING & PUBLISHING - 1.65%
    59,400   Gannett Co., Inc.                                         1,076,328
                                                                     -----------
             PROFESSIONAL SERVICES - 2.07%
    28,500   Computer Sciences Corp. *                                 1,350,045
                                                                     -----------
             REAL ESTATE INVESTMENT TRUSTS - 2.09%
    55,005   Duke Realty Corp.                                         1,360,274
                                                                     -----------
             TECHNOLOGY - 5.87%
   145,980   Motorola, Inc.                                            1,261,267
    80,325   Newell Rubbermaid, Inc                                    1,327,772
    32,865   Sony Corp. ADR                                            1,238,025
                                                                     -----------
                                                                       3,827,064
                                                                     -----------
             TELEPHONES & TELECOMMUNICATIONS - 5.47%
    40,930   AT&T, Inc                                                 1,261,053
         1   Fairpoint Communications, Inc.                                    7
   118,965   Sprint Nextel                                               968,375
    39,355   Verizon Communications, Inc.                              1,339,644
                                                                     -----------
                                                                       3,569,079
                                                                     -----------
             UTILITIES - 6.40%
    79,275   Duke Energy Corp.                                         1,393,654
    78,775   NiSource, Inc.                                            1,345,477
    39,735   SCANA Corp.                                               1,438,010
                                                                     -----------
                                                                       4,177,141
                                                                     -----------
             TOTAL COMMON STOCK
             (Cost $73,979,434)                                       63,466,376
                                                                     -----------
             SHORT-TERM INVESTMENT - 0.63%
   414,718   SSGA Money Market Fund, 2.280% **                           414,718
                                                                     -----------
             TOTAL SHORT-TERM INVESTMENT
             (Cost $414,718)                                             414,718
                                                                     -----------
             TOTAL INVESTMENTS - 97.94%
             (Cost $74,394,152)+                                     $63,881,094
                                                                     ===========

PERCENTAGES ARE BASED ON NET ASSETS OF $65,221,730.

*    - NON-INCOME PRODUCING SECURITY.

**   - THE RATE IS THE 7-DAY EFFECTIVE YIELD AS OF JULY 31, 2008.

ADR  - AMERICAN DEPOSITARY RECEIPT

PLC  - PUBLIC LIMITED COMPANY

SSGA - STATE STREET GLOBAL ADVISORS

+    AT JULY 31, 2008, THE TAX BASIS COST OF THE FUND'S INVESTMENTS WAS
$74,394,152, AND THE UNREALIZED APPRECIATION AND DEPRECIATION WERE $5,237,813 AND $(15,750,871), RESPECTIVELY.

FOR INFORMATION ON THE FUND'S POLICY REGARDING VALUATION OF INVESTMENTS AND OTHER SIGNIFICANT ACCOUNTING POLICIES, PLEASE REFER TO THE FUND'S MOST RECENT SEMI-ANNUAL OR ANNUAL FINANCIAL STATEMENTS.

OPT-QH-002-0300


OPTIQUE FUNDS QUARTELY REPORT

SCHEDULE OF INVESTMENTS JULY 31, 2008 (UNAUDITED)

SMALL CAP VALUE FUND

  NUMBER
 OF SHARES                                                              VALUE
----------                                                           -----------
             COMMON STOCK - 95.38%
             AUTO COMPONENTS - 1.71%
     5,295   Modine Manufacturing Co.                                $    92,345
                                                                     -----------
             BANKS - 11.54%
     3,466   Chemical Financial Corp.                                     92,092
     5,745   Columbia Banking System, Inc.                                86,807
     4,275   First Midwest Bancorp, Inc                                   87,766
    13,570   Huntington Bancshares, Inc.                                  95,261
     9,890   Provident Bankshares Corp.                                   89,999
     5,395   Susquehanna Bancshares, Inc.                                 77,256
     4,520   Whitney Holding Corp.                                        92,931
                                                                     -----------
                                                                         622,112
                                                                     -----------
             BASIC - CHEMICAL - 1.75%
     4,280   LSB Industries, Inc *                                        94,460
                                                                     -----------
             BASIC - PAPER - 1.50%
    13,035   Mercer International, Inc. *                                 81,078
                                                                     -----------
             CONSUMER STAPLES - 4.68%
     4,295   Helen of Troy Ltd. *                                         88,305
     1,770   Longs Drug Stores Corp.                                      82,748
     2,060   Nash Finch Co.                                               81,308
                                                                     -----------
                                                                         252,361
                                                                     -----------
             CONTAINERS & PACKAGING - 1.47%
     4,555   AEP Industries, Inc. *                                       79,439
                                                                     -----------
             DIVERSIFIED MANUFACTURING - 3.04%
     2,180   LB Foster Co., Class A *                                     83,865
     1,920   Regal-Beloit Corp.                                           80,160
                                                                     -----------
                                                                         164,025
                                                                     -----------
             ELECTRONIC EQUIPMENT & INSTRUMENTS - 1.44%
    14,960   GSI Group, Inc. *                                            77,792
                                                                     -----------
             ENERGY - 4.05%
     3,140   Callon Petroleum Co. *                                       72,189
       920   SEACOR Holdings, Inc. *                                      76,976
     1,365   Swift Energy Co. *                                           69,369
                                                                     -----------
                                                                         218,534
                                                                     -----------
             FINANCIAL - 2.83%
     9,640   CIT Group, Inc.                                              81,747
    14,785   MCG Capital Corp.                                            70,672
                                                                     -----------
                                                                         152,419
                                                                     -----------
             HEALTH CARE - 1.68%
     8,940   Biovail Corp.                                                90,741
                                                                     -----------
             INSURANCE - 4.73%
     5,955   Horace Mann Educators Corp.                                  82,537
     5,155   Presidential Life Corp.                                      82,686
     4,150   Selective Insurance Group                                    89,640
                                                                     -----------
                                                                         254,863
                                                                     -----------
             LEASING & RENTAL - 2.24%
     2,759   United Rentals, Inc. *                                       44,641

  NUMBER
 OF SHARES                                                              VALUE
----------                                                           -----------
             LEASING & RENTAL (CONTINUED)
     2,030   WESCO International, Inc. *                             $    76,429
                                                                     -----------
                                                                         121,070
                                                                     -----------
             MACHINERY - 1.58%
     2,970   Albany International Corp., Class A                          85,239
                                                                     -----------
             MEDICAL PRODUCTS & SERVICES - 7.80%
     4,275   AMN Healthcare Services, Inc. *                              80,797
     2,640   Conmed Corp. *                                               80,230
     3,445   Emergency Medical Services Corp., Class A *                  93,084
     2,860   LifePoint Hospitals, Inc. *                                  81,882
     4,605   Res-Care, Inc. *                                             84,548
                                                                     -----------
                                                                         420,541
                                                                     -----------
             MISCELLANEOUS CONSUMER SERVICES - 1.59%
     3,065   Regis Corp.                                                  85,789
                                                                     -----------
             PRINTING & PUBLISHING - 7.69%
     5,485   Ennis, Inc.                                                  84,743
    17,755   Journal Communications, Inc., Class A                        84,336
     7,230   Steelcase, Inc, Class A                                      72,011
     5,810   TrueBlue, Inc. *                                             87,731
     2,245   United Stationers Inc. *                                     86,051
                                                                     -----------
                                                                         414,872
                                                                     -----------
             PROFESSIONAL SERVICES - 3.18%
     6,955   Acxiom Corp.                                                 89,302
     4,630   CSG Systems International, Inc. *                            82,136
                                                                     -----------
                                                                         171,438
                                                                     -----------
             RAILROADS - 1.60%
     4,135   Greenbrier, Inc.                                             86,546
                                                                     -----------
             REAL ESTATE INVESTMENT TRUSTS - 7.66%
     3,260   First Industrial Realty Trust, Inc.                          80,815
     2,975   Healthcare Realty Trust, Inc.                                86,305
     2,455   Parkway Properties, Inc.                                     86,637
    10,245   Strategic Hotels & Resorts, Inc.                             80,833
     4,730   Urstadt Biddle Properties, Inc., Class A                     78,282
                                                                     -----------
                                                                         412,872
                                                                     -----------
             RETAIL - 3.21%
     5,100   Brown Shoe Co.., Inc                                         82,314
    16,630   Charming Shoppes, Inc. *                                     90,633
                                                                     -----------
                                                                         172,947
                                                                     -----------
             SEMI-CONDUCTOR - 1.51%
    10,605   Exar Corp. *                                                 81,658
                                                                     -----------
             SERVICES - 1.53%
     6,305   California Pizza Kitchen, Inc *                              82,280
                                                                     -----------
             TECHNOLOGY - 4.56%
    11,235   DSP Group, Inc. *                                            79,319
     9,800   Ixia *                                                       85,848
     7,885   Opnet Technologies, Inc. *                                   80,664
                                                                     -----------
                                                                         245,831
                                                                     -----------
             TELEPHONES & TELECOMMUNICATIONS - 1.52%
     6,595   Sierra Wireless, Inc *                                       81,778
                                                                     -----------


OPTIQUE FUNDS QUARTELY REPORT

SCHEDULE OF INVESTMENTS JULY 31, 2008 (UNAUDITED)

SMALL CAP VALUE FUND

  NUMBER
 OF SHARES                                                              VALUE
----------                                                           -----------
             UTILITIES - 9.29%
     1,940   Allete, Inc.                                            $    82,566
     3,895   Avista Corp.                                                 88,105
     2,390   MGE Energy, Inc.                                             83,913
     3,600   Portland General Electric Co.                                84,564
     2,775   Southwest Gas Corp.                                          80,198
     2,370   WGL Holdings, Inc.                                           81,836
                                                                     -----------
                                                                         501,182
                                                                     -----------
             TOTAL COMMON STOCK
             (Cost $6,518,498)                                         5,144,212
                                                                     -----------
             SHORT-TERM INVESTMENTS - 2.03%
   109,440   SSGA Money Market Fund, 2.280% **                           109,440
        20   SSGA U.S. Government Money Market Fund, 1.890% **                20
                                                                     -----------
             TOTAL SHORT-TERM INVESTMENTS
             (Cost $109,460)                                             109,460
                                                                     -----------
             TOTAL INVESTMENTS - 97.41%
             (Cost $6,627,958)+                                      $ 5,253,672
                                                                     ===========

PERCENTAGES ARE BASED ON NET ASSETS OF $5,393,278.

*    - NON-INCOME PRODUCING SECURITY.

**   - THE RATE IS THE 7-DAY EFFECTIVE YIELD AS OF JULY 31, 2008.

LTD. - LIMITED

SSGA - STATE STREET GLOBAL ADVISORS

+    AT JULY 31, 2008, THE TAX BASIS COST OF THE FUND'S INVESTMENTS WAS
$6,627,958, AND THE UNREALIZED APPRECIATION AND DEPRECIATION WERE $286,528 AND $(1,660,814), RESPECTIVELY.

FOR INFORMATION ON THE FUND'S POLICY REGARDING VALUATION OF INVESTMENTS AND OTHER SIGNIFICANT ACCOUNTING POLICIES, PLEASE REFER TO THE FUND'S MOST RECENT SEMI-ANNUAL OR ANNUAL FINANCIAL STATEMENTS.

OPT-QH-003-0300


OPTIQUE FUNDS QUARTELY REPORT

SCHEDULE OF INVESTMENTS JULY 31, 2008 (UNAUDITED)

INTERNATIONAL VALUE FUND

  NUMBER
 OF SHARES                                                              VALUE
----------                                                           -----------
             FOREIGN STOCK - 94.65%
             AUSTRALIA - 5.35%
    26,000   AGL Energy Ltd.                                         $   326,709
    79,000   Amcor Ltd.                                                  396,036
    22,000   Australia & New Zealand Banking Group Ltd.                  336,246
    79,000   Foster's Group Ltd.                                         368,544
   157,000   Macquarie Infrastructure Group                              379,502
    16,700   National Australia Bank Ltd.                                387,967
    18,500   Santos Ltd.                                                 314,942
                                                                     -----------
                                                                       2,509,946
                                                                     -----------
             AUSTRIA - 2.32%
     4,000   Mayr-Melnhof Karton AG                                      364,975
     5,400   OMV AG                                                      374,087
    17,000   Telekom Austria                                             351,183
                                                                     -----------
                                                                       1,090,245
                                                                     -----------
             BELGIUM - 1.61%
     6,000   Barco NV                                                    248,549
    18,000   Dexia                                                       246,302
    18,500   Fortis                                                      260,938
                                                                     -----------
                                                                         755,789
                                                                     -----------
             CANADA - 4.86%
    28,000   Biovail Corp.                                               281,215
    12,500   Biovail Corp.                                               126,875
     8,900   Husky Energy, Inc.                                          393,473
     6,300   Magna International, Inc., Class A                          370,671
     8,200   Petro-Canada                                                377,877
     7,900   Royal Bank of Canada                                        363,976
     6,000   Toronto-Dominion Bank                                       364,429
                                                                     -----------
                                                                       2,278,516
                                                                     -----------
             CHINA - 0.81%
 1,600,000   Sinotrans Ltd., Class H                                     381,428
                                                                     -----------
             DENMARK - 0.85%
    13,900   Danske Bank A/S                                             397,508
                                                                     -----------
             FINLAND - 2.35%
    16,500   Ahlstrom Oyj                                                357,845
    11,000   Cargotec Corp., B Shares                                    364,023
    42,000   Stora Enso, Class R                                         382,700
                                                                     -----------
                                                                       1,104,568
                                                                     -----------
             FRANCE - 6.47%
     3,600   BNP Paribas                                                 358,360
     6,000   Carrefour SA                                                308,276
     6,500   Cie de Saint-Gobain                                         407,797
     6,000   Peugeot                                                     295,263
     6,200   Sanofi-Aventis                                              435,989
     7,600   Societe BIC SA                                              387,992
     4,200   Societe Generale                                            392,136
     5,848   Total SA                                                    450,745
    10,800   Total SA STRIPS *                                               168
                                                                     -----------
                                                                       3,036,726
                                                                     -----------
             GERMANY - 5.75%
     1,900   Allianz SE                                                  324,078
     5,600   BASF AG                                                     355,527
    11,400   Celesio AG *                                                373,348
     4,000   Deutsche Bank AG                                            371,903

  NUMBER
 OF SHARES                                                              VALUE
----------                                                           -----------
             GERMANY (CONTINUED)
    21,500   Deutsche Telekom AG                                     $   374,200
       400   E.ON                                                         76,421
     8,500   Lanxess AG                                                  331,157
     4,000   Siemens AG                                                  491,543
                                                                     -----------
                                                                       2,698,177
                                                                     -----------
             HONG KONG - 5.83%
    90,000   Cheung Kong Infrastructure Holdings Ltd.                    397,962
   570,000   China Petroleum & Chemical Corp., Class H                   594,674
    48,400   CLP Holdings Ltd.                                           397,634
    58,000   Hang Lung Group Ltd.                                        259,810
    35,500   Swire Pacific Ltd., Class A                                 381,970
   372,000   Techtronic Industries Co.                                   353,775
   135,000   Yue Yuen Industrial Holdings                                350,380
                                                                     -----------
                                                                       2,736,205
                                                                     -----------
             IRELAND - 2.06%
    22,500   Allied Irish Banks PLC                                      278,915
    40,000   Bank of Ireland                                             333,895
   147,000   Independent News & Media PLC                                353,211
                                                                     -----------
                                                                         966,021
                                                                     -----------
             JAPAN - 21.78%
    23,000   Aderans Co. Ltd.                                            408,142
     7,500   Canon, Inc.                                                 344,174
        60   East Japan Railway Co.                                      469,630
    12,000   FUJIFILM Holdings Corp.                                     377,481
    48,000   Fujitsu Ltd.                                                349,503
    74,000   Hino Motors Ltd.                                            390,248
    12,500   Honda Motor Co. Ltd.                                        403,617
    51,000   Kubota Corp.                                                325,577
     4,700   Kyocera Corp.                                               405,274
    18,000   Kyushu Electric Power Co., Inc.                             379,701
    12,000   Mitsubishi Corp.                                            351,945
    49,000   Mitsubishi UFJ Financial Group, Inc.                        440,200
    36,000   Namco Bandai Holdings, Inc.                                 435,990
        75   Nippon Telegraph & Telephone Corp.                          383,726
    46,000   Nissan Motor Co. Ltd.                                       357,496
    24,000   Nomura Holdings, Inc.                                       349,947
    43,000   Sompo Japan Insurance, Inc.                                 428,070
     8,500   Sony Corp.                                                  324,004
    66,000   Sumitomo Chemical Co. Ltd.                                  437,211
   180,000   Taiheiyo Cement Corp.                                       358,052
     9,000   Takeda Pharmaceutical Co. Ltd.                              478,790
    30,000   Tanabe Seiyaku Co. Ltd.                                     389,971
    17,400   Tokyo Electric Power Co., Inc.                              478,929
    17,000   Toyo Suisan Kaisha Ltd.                                     428,598
     7,500   Toyota Motor Corp.                                          323,357
    12,000   Tsuruha Holdings, Inc                                       399,685
                                                                     -----------
                                                                      10,219,318
                                                                     -----------
             MEXICO - 0.76%
   167,120   Cemex SAB de CV                                             355,628
                                                                     -----------
             NETHERLANDS - 5.44%
    29,880   Aegon NV                                                    351,425
     8,250   Heineken Holding NV                                         354,241
    12,850   ING Groep NV                                                421,136


OPTIQUE FUNDS QUARTELY REPORT

SCHEDULE OF INVESTMENTS JULY 31, 2008 (UNAUDITED)

INTERNATIONAL VALUE FUND

  NUMBER
 OF SHARES                                                              VALUE
----------                                                           -----------
             NETHERLANDS (CONTINUED)
    12,500   Koninklijke Philips Electronics NV, NY Shares           $   416,000
    17,400   Royal Dutch Shell PLC, A Shares                             621,429
    11,000   TNT                                                         387,193
                                                                     -----------
                                                                       2,551,424
                                                                     -----------
             NORWAY - 1.40%
    27,000   Aker Yards AS                                               340,583
    31,000   Cermaq ASA                                                  317,060
                                                                     -----------
                                                                         657,643
                                                                     -----------
             SINGAPORE - 1.53%
    25,000   DBS Group Holdings Ltd.                                     350,800
   113,750   Fraser and Neave Ltd.                                       368,277
                                                                     -----------
                                                                         719,077
                                                                     -----------
             SOUTH KOREA - 1.41%
     5,000   POSCO ADR                                                   663,250
                                                                     -----------
             SPAIN - 2.13%
     6,500   Fomento de Construcciones y Contratas                       344,107
    21,000   Gestevision Telecinco SA                                    284,731
    11,000   Repsol YPF SA                                               371,061
                                                                     -----------
                                                                         999,899
                                                                     -----------
             SWEDEN - 4.37%
    22,000   Skandinaviska Enskilda Banken AB, Class A                   456,235
    24,000   SKF AB, Class B                                             409,472
    18,000   Swedbank AB                                                 377,745
    40,000   Telefonaktiebolaget LM Ericsson ADR                         419,200
    32,000   Volvo, Class B                                              388,651
                                                                     -----------
                                                                       2,051,303
                                                                     -----------
             SWITZERLAND - 3.18%
     7,500   Nestle SA                                                   329,771
     7,000   Novartis AG                                                 415,450
    40,000   STMicroelectronics                                          445,734
     4,800   Swiss Reinsurance                                           300,458
                                                                     -----------
                                                                       1,491,413
                                                                     -----------
             TAIWAN - 0.80%
    14,909   Chunghwa Telecom Co.Ltd.                                    375,558
                                                                     -----------
             UNITED KINGDOM - 13.59%
     8,900   AstraZeneca PLC                                             435,110
    51,800   Barclays PLC                                                346,825
    63,000   BP PLC                                                      650,816
    94,000   BT Group PLC, Class A                                       323,811
    24,000   Diageo PLC                                                  418,605
    18,374   GlaxoSmithKline PLC                                         428,030
    36,000   HBOS PLC                                                    207,163
    20,000   HSBC Holdings PLC                                           332,396
   190,120   Legal & General Group PLC                                   368,324
    28,000   National Grid PLC                                           370,508
    26,000   Provident Financial PLC                                     453,231
    37,000   Prudential PLC                                              400,182
    30,000   Punch Taverns PLC                                           151,836
    74,900   Royal Bank of Scotland Group PLC                            314,173
    75,000   Trinity Mirror PLC                                          128,140
    15,150   Unilever PLC                                                416,548
    22,409   United Utilities Group PLC                                  308,734

  NUMBER
 OF SHARES                                                              VALUE
----------                                                           -----------
             UNITED KINGDOM (CONTINUED)
    120,000  Vodafone Group PLC                                      $   323,402
                                                                     -----------
                                                                       6,377,834
                                                                     -----------
             TOTAL FOREIGN STOCK
             (Cost $43,061,797)                                       44,417,476
                                                                     -----------
             FOREIGN PREFERRED STOCK - 1.76%
             BRAZIL - 1.76%
    18,800   Cia Vale do Rio Doce, Class A                               488,176
    14,800   Petroleo Brasileiro SA                                      336,991
                                                                     -----------
                                                                         825,167
                                                                     -----------
             TOTAL FOREIGN PREFERRED STOCK
             (Cost $73,537)                                              825,167
                                                                     -----------
             SHORT-TERM INVESTMENT - 3.32%
 1,558,994   SSGA Money Market Fund, 2.280% **                         1,558,994
                                                                     -----------
             TOTAL SHORT-TERM INVESTMENT
             (Cost $1,558,994)                                         1,558,994
                                                                     -----------
             TOTAL INVESTMENTS - 99.73%
             (Cost $44,694,328)+                                     $46,801,637
                                                                     ===========

PERCENTAGES ARE BASED ON NET ASSETS OF $46,926,525.

*    - NON-INCOME PRODUCING SECURITY.

**   - THE RATE IS THE 7-DAY EFFECTIVE YIELD AS OF JULY 31, 2008.

ADR  - AMERICAN DEPOSITARY RECEIPT

LTD. - LIMITED

NY   - NEW YORK

PLC  - PUBLIC LIMITED COMPANY

SSGA - STATE STREET GLOBAL ADVISORS

STRIPS - SEPARATELY TRADED REGISTERED INTEREST AND PRINCIPAL SECURITY

+    AT JULY 31, 2008, THE TAX BASIS COST OF THE FUND'S INVESTMENTS WAS
$44,694,328, AND THE UNREALIZED APPRECIATION AND DEPRECIATION WERE $8,557,547 AND $(6,450,238), RESPECTIVELY.

FOR INFORMATION ON THE FUND'S POLICY REGARDING VALUATION OF INVESTMENTS AND OTHER SIGNIFICANT ACCOUNTING POLICIES, PLEASE REFER TO THE FUND'S MOST RECENT SEMI-ANNUAL OR ANNUAL FINANCIAL STATEMENTS.

OPT-QH-001-0300


OPTIQUE FUNDS QUARTELY REPORT

SCHEDULE OF INVESTMENTS JULY 31, 2008 (UNAUDITED)

INTERMEDIATE FIXED INCOME FUND

 PRINCIPAL
  AMOUNT                                                                VALUE
----------                                                           -----------
             CORPORATE BONDS - 48.02%
             BANKS - 12.89%
             Citigroup Inc. Global Notes,
$1,000,000   5.300%, 10/17/12                                        $   969,813
             HSBC Finance Corp. Global Notes,
 1,000,000   5.500%, 01/19/16                                            964,919
             John Deere Capital Corp. Global Notes,
 1,000,000   7.000%, 03/15/12                                          1,073,754
             JPMorgan Chase & Co. Global Notes,
 1,000,000   5.750%, 01/02/13                                          1,004,017
             Key Bank NA Oregon Sub Notes (Keycorp),
 1,000,000   7.375%, 09/15/08                                          1,001,007
                                                                     -----------
                                                                       5,013,510
                                                                     -----------
             CONSUMER STAPLES - 5.40%
             Kellogg Co. Global Notes,
 1,000,000   6.600%, 04/01/11                                          1,051,424
             Kroger Co. Global Notes,
 1,000,000   6.750%, 04/15/12                                          1,046,863
                                                                     -----------
                                                                       2,098,287
                                                                     -----------
             ENERGY - 2.66%
             Halliburton Co. Global Notes,
 1,000,000   5.500%, 10/15/10                                          1,032,911
                                                                     -----------
             FINANCIAL - 12.34%
             American General Finance Corp. (AIG), MTN,
 1,000,000   5.375, 10/01/12                                             873,089
             Bear Stearns & Co., Inc. Global Notes,
 1,000,000   5.700%, 11/15/14                                            965,329
             Berkshire Hathaway Finance Corp. Global Notes,
 1,000,000   4.200%, 12/15/10                                          1,014,627
             Goldman Sachs Group, Inc. Global Bonds,
 1,000,000   6.875%, 01/15/11                                          1,038,273
             Lehman Brothers Holdings Inc. MTN,
 1,000,000   6.75, 12/28/17                                              909,418
                                                                     -----------
                                                                       4,800,736
                                                                     -----------
             FOOD - 2.66%
             ConAgra Foods, Inc. Sr. Notes,
 1,000,000   6.750%, 09/15/11                                          1,034,583
                                                                     -----------
             INDUSTRIAL - 2.66%
             General Electric Capital Corp. Global MTN, Series A,
 1,000,000   Series A6, 06/15/12                                       1,033,686
                                                                     -----------
             PRINTING & PUBLISHING - 2.58%
             CBS Corp. Global Notes,
 1,000,000   6.625%, 05/15/11                                          1,003,283
                                                                     -----------
             RETAIL - 2.67%
             Wal-Mart Stores, Inc. Sr. Global Notes,
 1,000,000   6.875%, 08/10/09                                          1,039,610
                                                                     -----------

 PRINCIPAL
  AMOUNT                                                                VALUE
----------                                                           -----------
             TECHNOLOGY - 1.32%
             International Business Machines,
             International Group Capital LLC Global Notes,
$  500,000   5.050%, 10/22/12                                        $   511,764
                                                                     -----------
             TELEPHONES & TELECOMMUNICATIONS - 2.84%
             AT&T Broadband Global Notes (Comcast Corp.),
 1,000,000   8.375%, 03/15/13                                          1,103,932
                                                                     -----------
             TOTAL CORPORATE BONDS
             (Cost $18,817,541)                                       18,672,302
                                                                     -----------
             U.S. GOVERNMENT AGENCY OBLIGATIONS - 11.91%
             Fannie Mae Benchmark Notes,
 1,920,000   5.375%, 11/15/11                                          2,020,111
             Federal Farm Credit Bank MTN,
 1,000,000   5.240%, 10/01/08                                          1,004,170
             Freddie Mac Global Reference Notes,
 1,600,000   5.125%, 10/15/08                                          1,608,272
                                                                     -----------
             TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS
             (Cost $4,561,416)                                         4,632,553
                                                                     -----------
             U.S. TREASURY OBLIGATION - 38.11%
             United States Treasury Inflation Protected
             Securities - Notes, Orginal Par Value of $8.00MM
             with a Ratio of 1.044480,
 1,966,633   1.625%, 01/15/18                                          1,960,027
             United States Treasury Inflation Protected
             Securities - Notes, Original Par Value of $3.77MM
             with a Ratio of 1.177270
 3,734,043   3.000%, 07/15/12                                          4,029,850
             United States Treasury Note,
 4,275,000   2.625%, 05/31/10                                          4,248,615
             United States Treasury Note,
 2,645,000   7.500%, 11/15/16                                          3,307,917
             United StatesTreasury Bond,
 1,320,000   4.375%, 02/15/38                                          1,272,460
                                                                     -----------
             TOTAL U.S. TREASURY OBLIGATION
             (Cost $14,707,048)                                       14,818,869
                                                                     -----------


OPTIQUE FUNDS QUARTELY REPORT

SCHEDULE OF INVESTMENTS JULY 31, 2008 (UNAUDITED)

INTERMEDIATE FIXED INCOME FUND

  NUMBER
 OF SHARES                                                              VALUE
----------                                                           -----------
             SHORT-TERM INVESTMENTS - 0.73%
   281,706   SSGA Money Market Fund, 2.280% *                        $   281,706
     4,235   SSGA U.S. Government Money Market Fund, 1.890% *              4,235
                                                                     -----------
             TOTAL SHORT-TERM INVESTMENTS
             (Cost $285,941)                                             285,941
                                                                     -----------
             TOTAL INVESTMENTS - 98.77%
             (Cost $38,371,946)+                                     $38,409,665
                                                                     ===========

PERCENTAGES ARE BASED ON NET ASSETS OF $38,886,386.

*    - THE RATE IS THE 7-DAY EFFECTIVE YIELD AS OF JULY 31, 2008.

MTN  - MEDIUM TERM NOTE

NA   - NATIONAL ASSOCIATION

SR   - SENIOR

SSGA - STATE STREET GLOBAL ADVISORS

SUB  - SUBORDINATED

+    AT JULY 31, 2008, THE TAX BASIS COST OF THE FUND'S INVESTMENTS WAS
$38,371,946, AND THE UNREALIZED APPRECIATION AND DEPRECIATION WERE $476,832 AND $(439,113), RESPECTIVELY.

FOR INFORMATION ON THE FUND'S POLICY REGARDING VALUATION OF INVESTMENTS AND OTHER SIGNIFICANT ACCOUNTING POLICIES, PLEASE REFER TO THE FUND'S MOST RECENT SEMI-ANNUAL OR ANNUAL FINANCIAL STATEMENTS.

OPT-QH-004-0300


OPTIQUE FUNDS QUARTELY REPORT

ITEM 2.   CONTROLS AND PROCEDURES

(a) The certifying officers, whose certifications are included herewith, have evaluated the registrant's disclosure controls and procedures within 90 days of the filing date of this report. In their opinion, based on their evaluation, the registrant's disclosure controls and procedures are adequately designed, and are operating effectively to ensure, that information required to be disclosed by the registrant in the reports it files or submits under the Securities Exchange Act of 1934 is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms.

(b) There were no significant changes in the registrant's internal control over financial reporting that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3.  EXHIBITS.

(a) A separate certification for the principal executive officer and the principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-2(a)), are filed herewith.


--------------------------------------------------------------------------------

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)                            Optique Funds, Inc.


By (Signature and Title)*               /s/ Colette M. Wallner
                                        ----------------------------------------
                                        Colette M. Wallner, President

Date: September 25, 2008


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By (Signature and Title)*               /s/ Colette M. Wallner
                                        ----------------------------------------
                                        Colette M. Wallner, President

Date: September 25, 2008

By (Signature and Title)*               /s/ Steven Klitzing
                                        ----------------------------------------
                                        Steven Klitzing, Chief Financial Officer

Date: September 25, 2008

* Print the name and title of each signing officer under his or her signature.